                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3848

                   RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

    50606 Ameriprise Financial Center, Minneapolis, Minnesota      55474
          (Address of principal executive offices)              (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 02/28

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE HIGH YIELD BOND FUND

                                AT FEB. 28, 2009



FEB. 28, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (81.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                   VALUE(a)
MORTGAGE-BACKED (0.1%)(F)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               0.97%        $8,817,183(i)              $952,261
----------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (1.5%)
Alion Science and Technology
 02-01-15                              10.25         10,600,000                3,180,000
L-3 Communications
 06-15-12                               7.63            983,000                  985,458
 07-15-13                               6.13          2,035,000                1,953,600
L-3 Communications
 Series B
 10-15-15                               6.38          8,575,000                8,103,375
Moog
 Sr Sub Nts
 06-15-18                               7.25            629,000(d)               566,100
                                                                         ---------------
Total                                                                         14,788,533
----------------------------------------------------------------------------------------


BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88          6,150,000(b,g,o)           799,500
----------------------------------------------------------------------------------------


BUILDING MATERIALS (0.7%)
Gibraltar Inds
 Series B
 12-01-15                               8.00         12,882,000                6,634,230
----------------------------------------------------------------------------------------


CHEMICALS (5.4%)
Chemtura
 06-01-16                               6.88         18,167,000(b)             8,175,150
Hexion US Finance/Nova Scotia Finance
 Sr Secured
 11-15-14                               9.75          5,187,000                  674,310
INVISTA
 Sr Unsecured
 05-01-12                               9.25         16,861,000(d)            15,427,814
MacDermid
 Sr Sub Nts
 04-15-17                               9.50          8,948,000(d)             3,534,460
Momentive Performance Materials
 Pay-in-kind
 12-01-14                              10.13         16,249,934(k)             4,468,732
NALCO
 11-15-11                               7.75          3,370,000(h)             3,336,300
 11-15-13                               8.88          5,155,000(h)             4,987,463
Nova Chemicals
 Sr Unsecured
 01-15-12                               6.50          1,370,000(c)             1,085,725
 11-15-13                               5.72         15,645,000(c,i)          10,482,150
                                                                         ---------------
Total                                                                         52,172,104
----------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (0.3%)
Terex
 Sr Sub Nts
 11-15-17                               8.00          3,715,000                2,990,575
----------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (1.0%)
West Corp
 10-15-14                               9.50            700,000                  490,000
 10-15-16                              11.00         14,909,000                9,541,760
                                                                         ---------------
Total                                                                         10,031,760
----------------------------------------------------------------------------------------


CONSUMER PRODUCTS (2.2%)
AAC Group Holding
 Sr Unsecured
 10-01-12                              10.25          5,800,000(d)             3,958,500
American Achievement Group Holding
 Sr Unsecured Pay-in-kind
 10-01-12                              16.75          1,632,455(k)               506,061
Jarden
 05-01-17                               7.50         11,203,000                8,626,310
Sealy Mattress
 06-15-14                               8.25          2,256,000                  913,680
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25          4,815,000                4,393,688
Visant Holding
 Sr Nts
 12-01-13                               8.75          3,080,000                2,833,600
                                                                         ---------------
Total                                                                         21,231,839
----------------------------------------------------------------------------------------


ELECTRIC (4.7%)
Dynegy Holdings
 Sr Unsecured
 05-01-16                               8.38          4,852,000                3,081,020
 05-15-18                               7.13          8,020,000                4,170,400
Edison Mission Energy
 Sr Unsecured
 06-15-16                               7.75          1,672,000                1,521,520
Energy Future Holdings
 11-01-17                              10.88         10,711,000                6,105,270
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          5,858,628                5,785,395
NiSource Finance
 07-15-14                               5.40          5,405,000                4,403,880
 01-15-19                               6.80          5,035,000                3,948,361
NRG Energy
 01-15-17                               7.38         14,165,000               13,102,625
Texas Competitive Electric Holdings LLC
 Series B
 11-01-15                              10.25          7,395,000(h)             3,734,475
                                                                         ---------------
Total                                                                         45,852,946
----------------------------------------------------------------------------------------


ENTERTAINMENT (1.4%)
AMC Entertainment
 02-01-16                              11.00          6,308,000                5,677,200
United Artists Theatre Circuit
 Pass-Through Ctfs Series BB5
 07-01-15                               9.30          6,043,054(p)             5,912,525
United Artists Theatre Circuit
 Pass-Through Ctfs Series BC3
 07-01-15                               9.30          1,942,843(p)             1,900,877
                                                                         ---------------
Total                                                                         13,490,602
----------------------------------------------------------------------------------------


ENVIRONMENTAL (0.1%)
Clean Harbors
 Sr Secured
 07-15-12                              11.25            957,000                  962,981
----------------------------------------------------------------------------------------


FOOD AND BEVERAGE (3.5%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 11-01-11                              11.50         19,195,000               16,315,750
Cott Beverages USA
 12-15-11                               8.00         15,992,000                8,635,680
Pinnacle Foods Finance LLC
 04-01-17                              10.63         13,508,000                9,590,680
                                                                         ---------------
Total                                                                         34,542,110
----------------------------------------------------------------------------------------


GAMING (6.3%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13         15,590,000                7,950,900
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
 03-01-12                              10.13          9,215,000                5,713,300


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                   VALUE(a)
GAMING (CONT.)
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88%        $7,160,000(d)            $4,510,800
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
 06-15-15                              11.00         14,586,000(b,d)             948,090
Indianapolis Downs LLC/Capital
 Sr Secured
 11-01-12                              11.00          7,040,000(d)             3,731,200
MGM MIRAGE
 10-01-09                               6.00          7,000,000(h)             4,900,000
 04-01-13                               6.75          2,475,000                1,058,063
 02-27-14                               5.88          8,308,000(h)             3,364,740
 07-15-15                               6.63          4,457,000                1,738,230
 06-01-16                               7.50          4,450,000(h)             1,791,125
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          8,325,000(d)             7,326,000
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25          1,420,000                1,050,800
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25          1,170,000                  865,800
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38         15,499,000(d)             8,756,935
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00         10,245,000(d)             7,683,750
                                                                         ---------------
Total                                                                         61,389,733
----------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.5%)
Southwestern Energy
 Sr Nts
 02-01-18                               7.50          4,875,000(d,h)           4,606,875
----------------------------------------------------------------------------------------


GAS PIPELINES (2.2%)
El Paso
 Sr Unsecured
 12-12-13                              12.00          2,775,000(h)             2,941,500
 06-15-14                               6.88            875,000                  773,343
 02-15-16                               8.25          3,270,000                3,008,400
Southern Star Central
 Sr Nts
 03-01-16                               6.75          4,725,000                3,803,625
Williams Companies
 Sr Unsecured
 01-15-20                               8.75          2,855,000(d,g)           2,830,989
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          8,930,000                7,769,100
                                                                         ---------------
Total                                                                         21,126,957
----------------------------------------------------------------------------------------


HEALTH CARE (7.0%)
Community Health Systems
 07-15-15                               8.88         18,008,000               17,040,069
DaVita
 03-15-13                               6.63          4,421,000                4,310,475
 03-15-15                               7.25          4,236,000                4,108,920
HCA
 Sr Secured
 02-15-17                               9.88          1,315,000(d)             1,255,825
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63          7,315,000(k)             6,108,025
HCA
 Sr Unsecured
 02-15-16                               6.50         12,190,000                8,106,350
NMH Holdings
 Sr Unsecured Pay-in-kind
 06-15-14                               9.12          6,076,649(d,i,k)         3,463,690
Omnicare
 12-15-13                               6.75          4,213,000                3,918,090
Omnicare
 Sr Sub Nts
 06-01-13                               6.13          3,765,000                3,482,625
Select Medical
 Sr Unsecured
 09-15-15                               8.83         15,812,000(i)             8,301,300
Vanguard Health Holding I LLC
 (Zero coupon through 10-01-09, thereafter 11.25%)
 10-01-15                               7.09          2,955,000(j)             2,526,525
Vanguard Health Holding II LLC
 10-01-14                               9.00          6,532,000                5,976,780
                                                                         ---------------
Total                                                                         68,598,674
----------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.5%)
Coventry Health Care
 Sr Unsecured
 03-15-17                               5.95          7,755,000                5,069,862
----------------------------------------------------------------------------------------


HOME CONSTRUCTION (1.4%)
K Hovnanian Enterprises
 Sr Secured
 05-01-13                              11.50          7,930,000                6,185,400
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75          6,200,000                5,192,500
William Lyon Homes
 02-15-14                               7.50         12,380,000                2,290,300
                                                                         ---------------
Total                                                                         13,668,200
----------------------------------------------------------------------------------------


INDEPENDENT ENERGY (7.0%)
Chesapeake Energy
 08-15-14                               7.00          5,722,000                4,892,310
 01-15-16                               6.63          6,892,000                5,634,210
 01-15-18                               6.25          2,520,000                1,959,300
Compton Petroleum Finance
 12-01-13                               7.63          5,335,000(c)             1,787,225
Connacher Oil and Gas
 Sr Secured
 12-15-15                              10.25          9,160,000(c,d)           3,480,800
Denbury Resources
 Sr Sub Nts
 03-01-16                               9.75          4,170,000                3,919,800
EXCO Resources
 01-15-11                               7.25          9,018,000                7,203,128
Forest Oil
 Sr Nts
 02-15-14                               8.50          4,850,000(d)             4,413,500
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          9,690,000(d)             7,412,850
PetroHawk Energy
 07-15-13                               9.13            845,000                  798,525
 06-01-15                               7.88          1,310,000(d)             1,116,775
PetroHawk Energy
 Sr Nts
 08-01-14                              10.50          5,125,000(d)             5,048,125
Quicksilver Resources
 08-01-15                               8.25          6,324,000                5,122,440
 04-01-16                               7.13          3,900,000                2,574,000
Range Resources
 05-15-16                               7.50          3,250,000                3,006,250
 05-01-18                               7.25          2,010,000                1,816,538
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63         11,738,000(k)             7,835,114
                                                                         ---------------
Total                                                                         68,020,890
----------------------------------------------------------------------------------------


MEDIA CABLE (5.3%)
CCO Holdings LLC/Capital
 Sr Unsecured
 11-15-13                               8.75         13,906,000(h)            10,846,679
Charter Communications Operating LLC/Capital
 Secured
 04-30-14                               8.38          4,056,000(d)             3,488,160
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50          6,960,000(d)             6,733,800
 06-15-15                               8.50          6,045,000(d)             5,788,088
 02-15-19                               8.63          1,220,000(d)             1,149,850
DIRECTV Holdings LLC/Financing
 06-15-15                               6.38          5,175,000                4,696,313
 05-15-16                               7.63          7,266,000                6,975,359
Mediacom LLC/Capital
 Sr Unsecured
 01-15-13                               9.50          7,220,000(h)             6,281,400
Videotron
 04-15-18                               9.13          1,490,000(c,d)           1,469,513
Virgin Media Finance
 04-15-14                               8.75          5,145,000(c)             4,624,069
                                                                         ---------------
Total                                                                         52,053,231
----------------------------------------------------------------------------------------


MEDIA NON CABLE (8.1%)
EchoStar DBS
 10-01-14                               6.63          5,040,000                4,536,000
 02-01-16                               7.13         10,449,000                9,430,223
Intelsat Jackson Holdings
 06-15-16                              11.25          7,450,000(c)             7,021,625
Intelsat Subsidiary Holding
 Sr Unsecured
 01-15-15                               8.88          2,610,000(c,d)           2,420,775
Lamar Media
 08-15-15                               6.63          3,027,000                1,952,415
Lamar Media
 Series B
 08-15-15                               6.63          6,030,000                3,768,750
Lamar Media
 Series C
 08-15-15                               6.63          3,646,000                2,278,750


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                   VALUE(a)
MEDIA NON CABLE (CONT.)
LBI Media
 Sr Sub Nts
 08-01-17                               8.50%        $5,112,000(d)            $1,533,600
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70         19,911,000               15,058,230
Nielsen Finance LLC
 08-01-14                              10.00          6,230,000                5,139,750
Nielsen Finance LLC
 Sr Nts
 02-01-14                              11.63          4,930,000(d)             4,338,400
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75          6,115,000(c)             4,983,725
Rainbow Natl Services LLC
 09-01-12                               8.75         12,485,000(d)            12,500,606
 09-01-14                              10.38          3,003,000(d)             3,074,321
                                                                         ---------------
Total                                                                         78,037,170
----------------------------------------------------------------------------------------


METALS (1.7%)
CII Carbon LLC
 11-15-15                              11.13          3,890,000(d)             2,645,200
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25          7,965,000                7,088,850
 04-01-17                               8.38          1,350,000                1,164,375
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               6.60         23,738,000(i,k)           5,697,120
                                                                         ---------------
Total                                                                         16,595,545
----------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (0.5%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88          6,247,000(h)             3,685,730
GMAC LLC
 08-28-12                               6.88          1,966,000(d)             1,131,905
                                                                         ---------------
Total                                                                          4,817,635
----------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.2%)
Helix Energy Solutions Group
 Sr Unsecured
 01-15-16                               9.50          3,068,000(d)             1,718,080
----------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (1.0%)
Cardtronics
 08-15-13                               9.25          8,906,000                5,877,960
Cardtronics
 Series B
 08-15-13                               9.25          5,653,000                3,730,980
                                                                         ---------------
Total                                                                          9,608,940
----------------------------------------------------------------------------------------


OTHER INDUSTRY (0.7%)
Chart Inds
 Sr Sub Nts
 10-15-15                               9.13          9,185,000                7,279,113
----------------------------------------------------------------------------------------


PACKAGING (0.4%)
Vitro
 02-01-17                               9.13         16,236,000(b,c)           4,099,590
----------------------------------------------------------------------------------------


PAPER (2.2%)
Boise Cascade LLC
 10-15-14                               7.13          7,172,000                3,227,400
Cascades
 02-15-13                               7.25          2,985,000(c)             1,708,913
Georgia-Pacific LLC
 06-15-15                               7.70          3,645,000                3,207,600
 01-15-17                               7.13          7,208,000(d)             6,613,339
Jefferson Smurfit US
 Sr Unsecured
 06-01-13                               7.50          8,335,000(b,o)             666,800
NewPage
 Sr Secured
 05-01-12                               7.42          1,850,000(i)               407,000
 05-01-12                              10.00         12,537,000                3,792,443
Norampac
 06-01-13                               6.75          3,887,000(c)             1,515,930
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00          3,535,000(b,o)             309,313
                                                                         ---------------
Total                                                                         21,448,738
----------------------------------------------------------------------------------------


PHARMACEUTICALS (1.0%)
Warner Chilcott
 02-01-15                               8.75          9,902,000                9,307,880
----------------------------------------------------------------------------------------


TECHNOLOGY (2.4%)
Communications & Power Inds
 02-01-12                               8.00          9,130,000                8,148,525
CPI Intl
 Sr Unsecured
 02-01-15                               7.38          1,825,000(i)             1,752,000
SS&C Technologies
 12-01-13                              11.75          7,462,000                6,510,595
SunGard Data Systems
 08-15-15                              10.25         10,890,000                7,459,650
                                                                         ---------------
Total                                                                         23,870,770
----------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.4%)
Hertz
 01-01-14                               8.88          2,930,000                1,435,700
 01-01-16                              10.50          7,526,000                2,822,250
                                                                         ---------------
Total                                                                          4,257,950
----------------------------------------------------------------------------------------


WIRELESS (5.4%)
Centennial Communications
 Sr Nts
 01-01-13                               7.19          8,870,000(i)             8,825,650
Cricket Communications
 07-15-15                              10.00          5,915,000(d)             5,471,375
Crown Castle Intl
 Sr Unsecured
 01-15-15                               9.00          4,580,000                4,482,675
MetroPCS Wireless
 11-01-14                               9.25          9,995,000(h)             9,445,275
MetroPCS Wireless
 Sr Nts
 11-01-14                               9.25          1,995,000(d,h)           1,875,300
Nextel Communications
 Series D
 08-01-15                               7.38         22,311,000               10,263,060
Nextel Communications
 Series E
 10-31-13                               6.88            365,000                  173,375
Sprint Capital
 01-30-11                               7.63         10,570,000                9,169,475
 03-15-12                               8.38          4,200,000                3,402,000
                                                                         ---------------
Total                                                                         53,108,185
----------------------------------------------------------------------------------------


WIRELINES (6.2%)
Cincinnati Bell
 01-15-14                               8.38          2,350,000                2,150,250
Fairpoint Communications
 Sr Unsecured
 04-01-18                              13.13          7,865,000(d)             3,460,600
Frontier Communications
 Sr Unsecured
 03-15-19                               7.13          9,705,000                8,152,200
Level 3 Financing
 03-15-13                              12.25          8,930,000                6,161,700
Qwest
 Sr Unsecured
 06-15-15                               7.63         11,190,000                9,987,075
 06-01-17                               6.50         11,610,000                9,520,200
Time Warner Telecom Holdings
 02-15-14                               9.25          3,930,000                3,723,675
Windstream
 08-01-13                               8.13          1,875,000                1,818,750
 08-01-16                               8.63         11,807,000               11,334,720
 03-15-19                               7.00          4,605,000                3,960,300
                                                                         ---------------
Total                                                                         60,269,470
----------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,046,986,268)                                                      $793,402,929
----------------------------------------------------------------------------------------



SENIOR LOANS (13.3%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                   VALUE(a)
AEROSPACE & DEFENSE (0.3%)
Alion Science and Technology
 Term Loan
 02-06-13                               9.50%        $4,553,384               $2,732,030
----------------------------------------------------------------------------------------


AUTOMOTIVE (0.7%)
Ford Motor
 Term Loan
 TBD                                     TBD          6,880,000(g,m)           2,219,763
 12-15-13                               5.00          8,236,962                2,657,573
Lear
 Term Loan
 TBD                                     TBD          1,435,000(g,m)             502,250
 04-25-12                          3.17-4.75          3,564,145                1,247,451
                                                                         ---------------
Total                                                                          6,627,037
----------------------------------------------------------------------------------------


CHEMICALS (1.1%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD          4,526,838(g,m)           1,690,005
 05-05-13                               3.69         18,556,294                6,927,621


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                   VALUE(a)
CHEMICALS (CONT.)
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD           $983,358(g,m)            $367,117
 05-05-13                               3.75%         4,027,550                1,503,605
                                                                         ---------------
Total                                                                         10,488,348
----------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.5%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          2.82-2.85          6,235,629                4,546,834
----------------------------------------------------------------------------------------


ELECTRIC (0.3%)
Energy Future Holdings
 Tranche B3 Term Loan
 TBD                                     TBD          3,950,000(g,h,m)         2,444,063
----------------------------------------------------------------------------------------


ENTERTAINMENT (0.3%)
AMC Entertainment
 Pay-in-kind Term Loan
 06-13-12                               7.00          6,027,764(k)             2,712,494
----------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.3%)
Pinnacle Foods Finance LLC
 Term Loan
 04-02-14                               3.16          3,814,220                3,090,205
----------------------------------------------------------------------------------------


GAMING (1.2%)
Fontainebleau Las Vegas LLC
 Delayed Draw Term Loan
 TBD                                     TBD          5,657,216(g,m,n)         1,310,607
Fontainebleau Las Vegas LLC
 Term Loan
 06-06-14                               5.44         11,314,432                2,621,214
Great Lakes Gaming of Michigan
 Term Loan
 08-15-12                               9.00          7,764,041(p)             7,608,761
                                                                         ---------------
Total                                                                         11,540,582



HEALTH CARE (0.9%)
IASIS Healthcare LLC
 Pay-in-kind Term Loan
 06-16-14                               6.43         21,290,655(k)             8,888,849
----------------------------------------------------------------------------------------


MEDIA CABLE (1.0%)
Charter Communications LLC
 Term Loan
 03-06-14                          3.18-3.36         12,352,268                9,818,694
----------------------------------------------------------------------------------------


MEDIA NON CABLE (1.8%)
Dex Media West LLC
 Tranche B Term Loan
 10-24-14                               7.00          3,250,000                1,568,125
Idearc
 Tranche B Term Loan
 TBD                                     TBD         13,230,052(g,m)           4,619,537
 11-17-14                          2.48-3.46          2,452,487                  856,335
Nielsen Finance LLC
 Term Loan
 08-09-13                               2.45         15,048,703(c)            11,819,551
                                                                         ---------------
Total                                                                         18,863,548
----------------------------------------------------------------------------------------


METALS (0.1%)
Noranda Aluminum
 Tranche B Term Loan
 TBD                                     TBD            335,765(g,m)             173,758
 05-18-14                               2.47          1,485,000                  768,488
                                                                         ---------------
Total                                                                            942,246
----------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.9%)
Dresser
 2nd Lien Term Loan
 05-04-15                               6.99         20,560,000                8,703,665
----------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (0.5%)
ACE Cash Express
 Term Loan
 10-05-13                               4.46          9,541,464                4,806,513
----------------------------------------------------------------------------------------


RETAILERS (0.7%)
Toys "R" Us
 Tranche B Term Loan
 07-19-12                               4.72         12,980,199                7,194,795
----------------------------------------------------------------------------------------


TECHNOLOGY (1.5%)
Flextronics Intl
 Tranche A Term Loan
 10-01-14                          3.34-3.69         16,285,025               11,399,517
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               3.34          4,679,600                3,275,720
                                                                         ---------------
Total                                                                         14,675,237
----------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.1%)
Hertz
 Letter of Credit
 TBD                                     TBD            188,382(g,m)             124,216
Hertz
 Tranche B Term Loan
 TBD                                     TBD          1,036,618(g,m)             683,525
                                                                         ---------------
Total                                                                            807,741
----------------------------------------------------------------------------------------


WIRELINES (1.1%)
Fairpoint Communications
 Tranche B Term Loan
 03-31-15                               5.75         19,608,000               10,686,360
----------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $200,314,048)                                                        $129,569,241
----------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                                  1,646,684(b,r)           $9,469
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                   29,470,000(b,p)               29
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (--%)
Arena Brands                                            111,111(b,p,q,s)           --
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,965,223)                                                            $9,498
-------------------------------------------------------------------------------------



OTHER (0.3%)
ISSUER                                                 SHARES                VALUE(a)
OTHER FINANCIAL INSTITUTIONS
Varde Fund V LP                                      25,000,000(e,p,q)     $2,464,000
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                $2,464,000
-------------------------------------------------------------------------------------



MONEY MARKET FUND (6.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.29%              59,629,195(t)        $59,629,195
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $59,629,195)                                                       $59,629,195
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED  FOR SECURITIES ON LOAN (1.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     16,697,975           $16,697,975
-------------------------------------------------------------------------------------


TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $16,697,975)                                                       $16,697,975
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,342,592,709)(u)                                              $1,001,772,838
=====================================================================================







See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2009, the value of foreign securities represented 5.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2009, the value of these securities amounted to $155,485,990 or 16.0% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Feb. 28, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $27,414,661.

(h)  At Feb. 28, 2009, security was partially or fully on loan.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2009.

(j) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n) At Feb. 28, 2009, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                                  UNFUNDED
     BORROWER                                                                    COMMITMENT
     --------------------------------------------------------------------------------------
     Fontainebleau Las Vegas LLC
       Delayed Draw                                                              $5,514,911


(o)  This position is in bankruptcy.

(p) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Feb. 28, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Arena Brands
       Common                                    09-03-92             $5,888,888
     Crown Paper Escrow
       Common                                    04-16-07                     --
     Great Lakes Gaming of Michigan
       Term Loan
       9.00% 2012                         03-01-07 thru 09-15-07       7,661,204
     United Artists Theatre Circuit
       Pass-Through Ctfs Series BB5
       9.30% 2015                         12-08-95 thru 04-03-02       5,810,205
     United Artists Theatre Circuit
       Pass-Through Ctfs Series BC3
       9.30% 2015                                12-06-01              1,606,744
     Varde Fund V LP                      04-27-00 thru 06-19-00              --*


    * The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital

(q) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(r) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Feb. 28, 2009 are as follows:

                                   BEGINNING       PURCHASE      SALES         ENDING        DIVIDEND
     ISSUER                           COST           COST         COST          COST          INCOME       VALUE(A)
     --------------------------------------------------------------------------------------------------------------
     Link Energy LLC Unit         $13,076,335         $--         $--       $13,076,335         $--         $9,469




--------------------------------------------------------------------------------
5  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(s)  Negligible market value.

(t) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Feb. 28, 2009.

(u) At Feb. 28, 2009, the cost of securities for federal income tax purposes was approximately $1,342,593,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $21,381,000
     Unrealized depreciation                                                     (362,201,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(340,820,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 28, 2009:

                                                                   FAIR VALUE AT FEB. 28, 2009
                                               ------------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                         $76,327,170      $907,559,476     $17,886,192    $1,001,772,838


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of May 31, 2008                                                      $26,107,878
  Accrued discounts/premiums                                                         66,619
  Realized gain (loss)                                                              629,027
  Change in unrealized appreciation (depreciation)                                 (788,836)
  Net purchases (sales)                                                          (2,783,049)
  Transfers in and/or out of Level 3                                             (5,345,447)

--------------------------------------------------------------------------------------------
Balance as of Feb. 28, 2009                                                     $17,886,192
--------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 28, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          RiverSource High Yield Income Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2009


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 29, 2009